o IFT P-1

                          SUPPLEMENT DATED JUNE 1, 2000
                              TO THE PROSPECTUS OF

                          INSTITUTIONAL FIDUCIARY TRUST
 (MONEY MARKET PORTFOLIO AND FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET
                                   PORTFOLIO)
                             DATED NOVEMBER 1, 1999

The prospectus is amended as follows:

I. The following is added after the "Commercial paper" paragraph on page 2 in the "Principal Investments" section:

 Commercial paper may also be asset backed (that is, backed by a pool of assets representing the obligations of a number of different parties). At any time, the fund may have a significant portion of its investments in asset backed commercial paper.

II. The section "Telephone Privileges" on page 13 is replaced with the following:

 TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

 For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

 As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.



              Please keep this supplement for future reference.


o 149 P-1



                          SUPPLEMENT DATED JUNE 1, 2000
                              TO THE PROSPECTUS OF

                           FRANKLIN CASH RESERVES FUND
                             DATED NOVEMBER 1, 1999



The prospectus is amended as follows:

I. The following is added after the "Commercial paper" paragraph in the "Principal Investments" section:

 Commercial paper may also be asset backed (that is, backed by a pool of assets representing the obligations of a number of different parties). At any time, the fund may have a significant portion of its investments in asset backed commercial paper.

II. The section "Telephone Privileges" on page 13 is replaced with the following:

 TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

 For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

 As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.







              Please keep this supplement for future reference.




o IFT1 SA-1

                          SUPPLEMENT DATED JUNE 1, 2000
                TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                   FRANKLIN'S INSTITUTIONAL FIDUCIARY TRUST
 (MONEY MARKET PORTFOLIO AND FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET
                                   PORTFOLIO)
                             DATED NOVEMBER 1, 1999

The Statement of Additional Information (SAI) is amended as follows:

I. The section "Illiquid investments" on page 4 is replaced with the following:

 Notwithstanding this limitation, the fund may invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933, as amended (1933 Act) (restricted securities), where such investment is consistent with the fund's investment goal and the manager determines that there is a liquid institutional or other market for such securities. For example, restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the 1933 Act and for which a liquid institutional market has developed will be considered liquid even though such securities have not been registered pursuant to the 1933 Act.

 The fund's board of trustees will review the determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including, among others, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts. The fund's board of trustees will consider appropriate action, consistent with the fund's goals and policies, if a security becomes illiquid after purchase.



              Please keep this supplement for future reference.



o 149 SA-1

                          SUPPLEMENT DATED JUNE 1, 2000
                TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                           FRANKLIN CASH RESERVES FUND
                             DATED NOVEMBER 1, 1999

The Statement of Additional Information (SAI) is amended as follows:

I. The section "Illiquid investments" on page 4 is replaced with the following:

 Notwithstanding this limitation, the fund may invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933, as amended (1933 Act) (restricted securities), where such investment is consistent with the fund's investment goal and the manager determines that there is a liquid institutional or other market for such securities. For example, restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the 1933 Act and for which a liquid institutional market has developed will be considered liquid even though such securities have not been registered pursuant to the 1933 Act.

 The fund's board of trustees will review the determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including, among others, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts. The fund's board of trustees will consider appropriate action, consistent with the fund's goals and policies, if a security becomes illiquid after purchase.



              Please keep this supplement for future reference.